UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

--------------------------------------------------------------

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23961

--------------------------------------------------------------

Privacore PCAAM Alternative Income Fund
(Exact name of registrant as specified in charter)

--------------------------------------------------------------

c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Sandhya Ganapathy, Esq.
Privacore PCAAM Alternative Income Fund
c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

--------------------------------------------------------------

Registrant’s telephone number, including area code: 1-855-685-3093

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

ITEM 1.    REPORTS TO STOCKHOLDERS.

(a)      The Report to Shareholders is attached herewith.

Privacore PCAAM Alternative Income Fund

Semi-Annual Report

For the Period July 29, 2024 (commencement of operations)
through September 30, 2024 (Unaudited)

Privacore PCAAM Alternative Income Fund
Table of Contents For the Period Ended September 30, 2024 (Unaudited)

Privacore PCAAM Alternative Income Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited)
	Acquisition Date	Shares/ Principal Amount	Cost	Fair Value
Investments — 98.49%
Private Investments — 28.43%
Business Development Companies — 28.43%
Ares Strategic Income Fund[1,2,3]	8/1/2024	291,545	$8,000,000	$8,000,000
Total Business Development Companies			8,000,000	8,000,000
Total Private Investments			8,000,000	8,000,000

Short-Term Investments — 70.06%
Fidelity Investments Money Market Treasury Portfolio — Class I, 4.78%[4]		19,712,933	19,712,933	19,712,933
Total Short-Term Investments			19,712,933	19,712,933

Total Investments — 98.49%			$27,712,933	$27,712,933
Other assets in excess of liabilities — 1.51%				426,029
Net Assets — 100.00%				$28,138,962

1    Private Investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of September 30, 2024 was $8,000,000, or 28% of net assets.

2    Investment is non-income producing.

3    Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.

4    The rate is the annualized seven-day yield at reporting period end.

The accompanying notes are an integral part of these consolidated financial statements

Privacore PCAAM Alternative Income Fund
Consolidated Schedule of Investments As of September 30, 2024 (Unaudited) (Continued)
Summary of Investments by Strategy
Security Type/Sector	Percent of Total Net Assets
Private Investments
Business Development Companies	28.43%
Total Private Investments	28.43%
Short-Term Investments	70.06%
Total Investments	98.49%
Other assets in excess of liabilities	1.51%
Total Net Assets	100.00%

The accompanying notes are an integral part of these consolidated financial statements

Privacore PCAAM Alternative Income Fund
Consolidated Statement of Assets and Liabilities September 30, 2024 (Unaudited)
Assets
Investments, at fair value (cost $27,712,933)	$27,712,933
Due from Adviser	364,460
Deferred offering and organizational costs	153,211
Interest receivable	81,313
Prepaid expenses	10,273
Total Assets	28,322,190

Liabilities
Legal fees payable	69,301
Audit and tax fees payable	46,301
Pricing payable	32,959
Transfer agent fees payable	14,860
Accounting and administration fees payable	11,277
Custody fees payable	4,722
Other accrued expenses	3,808
Total Liabilities	183,228

Commitments and contingencies (see Note 8)

Net Assets	$28,138,962

Components of Net Assets:
Paid-in capital	$28,000,000
Total distributable earnings	138,962
Net Assets	$28,138,962

Class I:
Net Assets	$28,138,962
Outstanding Shares	2,800,000
Net Asset Value Per Share	$10.05

The accompanying notes are an integral part of these consolidated financial statements

Privacore PCAAM Alternative Income Fund
Consolidated Statement of Operations For the Period Ended September 30, 2024* (Unaudited)
Investment Income
Interest income	$175,873
Total Investment Income	175,873

Expenses
Organizational costs	240,989
Legal fees	69,643
Management fees	61,521
Audit and tax fees	46,302
Pricing fees	32,959
Offering costs	30,065
Trustees' fees and expenses	24,891
Principal Financial and Chief Compliance Officer fees	19,741
Transfer agent fees	15,119
Accounting and administration fees	11,277
Other expenses	10,278
Custody fees	4,722
Total Expenses	567,507
Voluntary fee waiver (see Note 4)	(61,521)
Contractual expenses reimbursed by adviser (see Note 4)	(469,075)
Net Expenses	36,911
Net Investment Income (Loss)	138,962

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments	—
Change in unrealized appreciation/(depreciation) on investments	—

Net Increase (Decrease) in Net Assets from Operations	$138,962

*   The Fund commenced operations on July 29, 2024. See Note 1 in the accompanying notes to consolidated financial statements.

The accompanying notes are an integral part of these consolidated financial statements

Privacore PCAAM Alternative Income Fund
Consolidated Statement of Changes in Net Assets
For the Period Ended September 30, 2024* (Unaudited)
Change in Net Assets Resulting from Operations
Net investment income (loss)	$138,962
Net realized gain (loss) on investments	—
Change in unrealized appreciation/(depreciation) on investments	—
Net Increase (Decrease) in Net Assets Resulting from Operations	138,962

Distributions from Distributable Earnings	—

Change in Net Assets Resulting from Capital Share Transactions
Class I
Proceeds from shares issued	28,000,000
Total Class I Capital Share Transactions	28,000,000
Change in Net Assets Resulting from Capital Share Transactions	28,000,000
Total Increase (Decrease) in Net Assets	28,138,962

Net Assets
Beginning of period	—
End of period	$28,138,962

*    The Fund commenced operations on July 29, 2024. See Note 1 in the accompanying notes to consolidated financial statements.

The accompanying notes are an integral part of these consolidated financial statements

Privacore PCAAM Alternative Income Fund
Consolidated Statement of Cash Flows For the Period Ended September 30, 2024* (Unaudited)
Cash Flows From Operating Activities
Net increase (decrease) in net assets from operations	$138,962
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(8,000,000)
Change in short-term investments, net	(19,712,933)
(Increase)/Decrease in Assets
Interest receivable	(81,313)
Due from Adviser	(364,460)
Prepaid offering costs amortization	30,065
Prepaid expenses	(10,273)
Increase/(Decrease) in Liabilities
Transfer agent fees payable	14,860
Custody fees payable	4,722
Accounting and administration fees payable	11,277
Other accrued expenses	3,808
Legal fees payable	69,301
Audit and tax fees payable	46,301
Pricing payable	32,959
Net Cash Provided by (Used in) Operating Activities	(27,816,724)

Cash Flows from Financing Activities
Proceeds from issuance of shares, net of receivable for fund shares sold	28,000,000
Payments made for offering costs	(183,276)
Net Cash Provided by (Used in) Financing Activities	27,816,724
Net Increase (Decrease) in Cash and Cash Equivalents	—

Cash and Cash Equivalents
Beginning of period	—
End of period	$—
Supplemental Disclosure of Cash Flow Information

*     The Fund commenced operations on July 29, 2024. See Note 1 in the accompanying notes to consolidated financial statements.

The accompanying notes are an integral part of these consolidated financial statements

Privacore PCAAM Alternative Income Fund
Consolidated Financial Highlights Class I

Per share operating performance for Class I share outstanding throughout each period

For the Period Ended September 30, 2024* (Unaudited)
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$10.00
Activity from investment operations:
Net investment income (loss)[1]	0.05
Net realized and unrealized gain (loss)	—
Total from investment operations	0.05
Net Asset Value per share, end of period	$10.05
Net Assets, end of period (in thousands)	$28,139

Ratios to average shareholders’ equity:[2]
Net investment income (loss)[3]	(3.92)%
Gross expenses[4]	7.50%
Adviser expense reimbursement	(6.75)%
Net expenses[4]	0.75%[9]

Total return[5,6]	0.50%[7]

Portfolio turnover rate[8]	—%[7]

*      Class I commenced operations on July 29, 2024. See Note 1 in the accompanying notes to consolidated financial statements.

1    Per share data calculated using average shares outstanding during the period.

2    Ratios do not reflect the proportionate share of income and expenses of the Portfolio Funds in which the Fund invests.

3    Net investment income (loss) ratio has been annualized for periods of less than twelve months, except for organizational costs, which are one time expenses.

4    Expense ratios have been annualized for periods of less than twelve months, except for organizational costs.

5    Total return based on net asset value per share reflects the change in the net asset value based on the effects of the performance of the Fund during the period and assume distributions, if any, were reinvested. Total return shown excludes the effect of applicable sales charges.

6    Total return would have been lower had certain expenses not been waived and assumed by the Adviser.

7    Not annualized.

8    Represents lesser of purchases or sales of investments for the period divided by the average monthly fair value of investments during the period.

9    Includes an annualized 1.25% voluntary waiver of Management fees.

The accompanying notes are an integral part of these consolidated financial statements

Privacore PCAAM Alternative Income Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited)

1. Organization

Privacore PCAAM Alternative Income Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) as a non-diversified, closed-end management investment company that operates as an interval fund. The Fund commenced operations on July 29, 2024 (“Commencement of Operations”). The Fund intends to qualify and elect to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund’s Board of Trustees (“Board”) provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. Privacore Capital Advisors, LLC, an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and a wholly owned business of Privacore Capital LLC, serves as the Fund’s investment adviser (“Adviser”) pursuant to an investment management agreement between the Fund and the Adviser (the “Investment Management Agreement”). The Adviser is responsible for the management of the Fund and supervises the activities of the Fund’s investment sub-adviser. Partners Capital Investment Group, LLP, also an investment adviser registered under the Advisers Act, serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the daily investment and portfolio management activities for the Fund.

The Fund currently offers one class of shares, Class I Shares. The Fund seeks to offer an unlimited number of shares in three separate share classes designated as Class S Shares, Class D Shares, and Class I Shares (together, “Shares”). The Fund will only offer Class I Shares until it has received an exemptive order permitting the multi-class structure. There is no assurance that the SEC will grant such exemptive order. Shares are offered only to investors that certify that they are “accredited investors” within the meaning of Rule 501 under the Securities Act of 1933, as amended. While the Fund presently intends to offer three classes of Shares, it may offer other classes of Shares as well in the future.

The Fund’s primary investment objectives are to seek to achieve high current income and modest capital appreciation. The Fund’s secondary objective is capital preservation. The Fund seeks to achieve its investment objectives by investing primarily in lending directly or indirectly to performing businesses, broadly defined as providing capital or assets to businesses or individuals in exchange for regular payments, or through the provision of capital to businesses or individuals by acquiring assets from those businesses or individuals that produce regular cash flows as an alternative to a traditional loan, such as receivables factoring or a sale and leaseback of real estate or equipment. In receivables factoring, companies sell their accounts receivable (unpaid invoices) at a discount to a third-party manager (a “Factor”) for cash. The Factor may create a fund of such transactions in which investors may participate. The Factor assumes responsibility for collecting payment from the customers, seeking to generate a payment greater than the negotiated purchase price and a return for investors.

Under normal market conditions, the Fund will have at least 80% of its assets (plus any borrowings for investment purposes) invested in lending investments or loans that are expected to generate income (“Lending Investments”).

Lending Investments held by the Fund may include, but are not limited to corporate loans, real estate loans, loans backed by other hard assets or receivables, securitizations, preferred securities, and royalties. Investments may be made directly, or indirectly through a range of investment vehicles that the Sub-Adviser believes will ultimately achieve the investment objectives of the Fund, including but not limited to general or limited partnerships, funds, corporations, trusts or other investment vehicles (“Portfolio Funds”) managed by investment managers selected by the Sub-Adviser (“Portfolio Fund Managers”). The Fund may invest in Portfolio Funds that are registered under the Investment Company Act, including mutual funds, exchange-traded funds, registered closed-end funds and business development companies, as well as private funds that are not registered under the Investment Company Act.

2. Summary of Significant Accounting Policies

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the consolidated financial statements.

Privacore PCAAM Alternative Income Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

Basis of Consolidation

As of September 30, 2024, the Fund had one wholly-owned subsidiary, Privacore Income Blocker, LLC (the “Subsidiary”), formed as a Delaware limited liability company on May 23, 2024. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Changes in the economic environment, financial markets and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

Net Asset Value Determination

The Fund will calculate its net asset value as of the close of business on each Business Day (which is any day that the New York Stock Exchange is open for business) and at such other times as the Board shall determine, including in connection with repurchases of Shares, in accordance with the procedures described above or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”). In determining its net asset value, the Fund will value its investments as of the relevant Determination Date. The net asset value of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.

Valuation of Investments

The valuation of the Fund’s investments is performed as of each Determination Date in accordance with the principles of ASC Topic 820, Fair Value Measurements (“ASC 820”). The Board has approved the Adviser’s valuation procedures for the Fund (“Valuation Policy”) and has approved the delegation of the day-to-day valuation and pricing responsibility for the Fund to the Adviser (in this capacity, the “Valuation Designee”), subject to the oversight of the Board. The Valuation Policy provides that the Fund will value its Fund Investments at fair value.

The Valuation Designee utilizes the resources and personnel of the Sub-Adviser, in carrying out its responsibilities. The Sub-Adviser assists the Valuation Designee in determining the fair value of Fund investments and provides regular reports to the Valuation Designee. The Board has ultimate oversight responsibility for valuing all investments held by the Fund.

For securities or investments that are quoted, traded or exchanged in an accessible, active market, the value of the asset is determined by multiplying the number of securities held by the quoted market price as of the measurement (or reporting) date. The Valuation Designee does not apply any liquidity or restriction discount regardless of ownership structure or the ability to control the sale of the asset.

For investments that are not publicly traded or for which market quotations are not readily available, the fair value is determined in good faith pursuant to Rule 2a-5 under the Investment Company Act and ASC 820. The Valuation Policy governs the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of the Fund’s investments. Fair value calculations will involve significant professional judgement by the Valuation Designee in the application of both observable and unobservable inputs.

Privacore PCAAM Alternative Income Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

If a quoted market price is not available or not deemed to be indicative of fair value, the Valuation Designee in consultation with the Sub-Adviser and support of a third-party pricing vendor may elect to obtain broker quotes directly from a broker-dealer or passed through from a third-party pricing vendor. Broker quotes are typically received from established market participants. Although independently received, the Valuation Designee does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

If the quotations obtained from brokers or pricing vendors are determined not to be reliable or are not readily available, the Fund may value such investments using a variety of valuation techniques. For debt investments, the Valuation Designee, in consultation with the Sub-Adviser and support of a third party vendor, generally uses a market interest rate yield analysis to determine fair value. To determine fair value using a yield analysis, the expected cash flows are projected based on the contractual terms of the debt security and discounted back to the measurement date based on a market yield. A market yield is determined based upon an assessment of current and expected market yields for similar investments and risk profiles. The Fund considers the current contractual interest rate, the expected life and other terms of the investment relative to risk of the company and the specific investment.

In determining the estimated fair value of performing private credit or debt-like securities for which there is no actively traded market, the estimate of fair value will consider such factors as the current market environment relative to that of the investment held, the tenor of maturity date of the investment, the operating performance of the issuer, the concern for maintaining any covenant levels embedded in the instrument, the ability of the issuer to call the security (and the associated redemption price), market interest rate spreads and the general overall credit quality of the security over the life of the investment.

Defaulted private credit investments are valued using several methods including the following: discounting the expected cash flows of the investment; valuing the net assets of the company; reviewing comparable precedent transactions involving similar companies; and using a performance multiple or market-based approach. As of September 30, 2024, none of the Company’s investments in the consolidated financial statements have defaulted or are on non-accrual status.

For defaulted private credit investments, in determining the discounted cash flow valuation, the Valuation Designee in consultation with the Sub-Adviser and support of a third-party pricing vendor relies on the analysis performed by the Sub-Adviser with the support of the third-party pricing vendor expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Generally, an increase in market yields or discount rates or a decrease in EBITDA multiples may result in a decrease in the fair value of certain of the Fund’s investments. These securities are categorized as Level 3 of the fair value hierarchy.

Ordinarily, the fair value of the Fund’s investment in a private investment fund is based on the latest net asset value of the investment reported by its Portfolio Fund Manager. The Sub-Adviser initially and periodically reviews each Portfolio Fund Manager’s valuation methods, techniques, inputs and assumptions, to ensure that appropriate fair value methodologies are consistently applied to Fund investments and that such methodologies are consistent with ASC 820. The Valuation Designee initially reviewed and periodically reviews the Sub-Adviser’s valuation methods, techniques, inputs and assumptions used in the pricing of Fund holdings and in the reports to the Valuation Designee. The Valuation Designee utilizes the services of a third-party pricing vendor in monitoring and validating the pricing of Fund investments.

If the Valuation Designee, in consultation with the Sub-Adviser, determines that the most recent net asset value reported for a private investment fund by the Portfolio Fund Manager does not represent fair value or if the Portfolio Fund Manager fails to report a net asset value to the Fund, a fair value determination will be made by the Valuation Designee in accordance with the Valuation Policy. In making that determination, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such investment at the net asset value last reported by its Portfolio Fund Manager, or whether to adjust such net asset value to reflect a premium or discount (adjusted net asset value). The net asset values or adjusted net asset values are net of management fees and incentive fees (carried interest) payable pursuant to the respective organizational documents of the private investment fund.

Short-term investments are highly liquid instruments with low risk of loss and recorded at net asset value per share, which approximates fair value.

Privacore PCAAM Alternative Income Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

Due to the inherent uncertainty of valuations, however, estimated fair values may differ from the values that would have been used had a readily available market for the securities existed and the differences could be material. Investment transactions are recorded as of the trade date for financial reporting purposes.

Revenue Recognition

Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income, if any, is recorded on the ex-dividend date.

Interest income is recognized on an accrual basis. Interest income on debt instruments is accrued and recognized for those issuers who are currently paying in full or expected to pay in full. For those issuers who are in default or are expected to default, interest is not accrued and is only recognized when received or applied to principal depending upon the Adviser’s judgment. Loan origination fees, original issue discounts and market discounts or premiums are capitalized as part of the underlying cost of the investments and accreted or amortized over the life of the investment as interest income using the effective interest method.

Loans are generally placed on non-accrual status when a payment default occurs or if management otherwise believes that the issuer of the loan will not be able to make contractual interest payments or principal payments. The Fund will cease recognizing interest income on that loan until all principal and interest is current through payment or until a restructuring occurs, such that the interest income is deemed to be collectible. However, the Fund remains contractually entitled to this interest. The Fund may make exceptions to this policy if the loan has sufficient collateral value and is in the process of collection. Accrued interest is written-off when it becomes probable that the interest will not be collected, and the amount of uncollectible interest can be reasonably estimated. Accrued interest is written off in the period where the Fund determines the collection is not probable. As of September 30, 2024, no loans were on non-accrual status.

The Fund may earn various fees during the life of the loans. Such fees include, but are not limited to, administration and amendment fees, some of which are paid to the Fund on an ongoing basis. These fees, if any, are recognized as earned as a component of fee income on the consolidated statement of operations. No such fee income was recorded for the period from July 29, 2024 (Commencement of Operations) to September 30, 2024.

Upon prepayment of a loan or debt security, any prepayment premiums, unamortized upfront loan origination fees, unamortized syndication fees, unamortized commitment fees and unamortized discounts are recorded as interest income. The Fund has not received any prepayments that would result in the foregoing fees for the period from July 29, 2024 (Commencement of Operations) to September 30, 2024.

The Fund may have investments that contain payment-in-kind (“PIK”) provisions. PIK income, computed at the contractual rate specified in the investment agreement, is added to the principal balance of the investment and collected upon repayment of the outstanding principal, and recorded as interest income on the consolidated statement of operations. The Fund prospectively ceases recognition of PIK income and the associated principal balance if such amounts and balances are deemed to be doubtful of collection. For investments with PIK income, the Fund calculates income accruals based on the principal balance including any PIK.

When a PIK investment is placed on non-accrual status, the accrued, uncapitalized interest is reversed through interest income. To maintain the Fund’s status as a RIC, this non-cash source of income must be paid out to shareholders in the form of dividends, even though the Fund has not yet collected cash.

Debt Issuance Costs

Debt issuance costs consist of fees and expenses paid in connection with the closing of and amendments to the Fund’s credit facilities. The aforementioned costs are amortized using the effective interest method over each instrument’s term. Unamortized debt issuance costs are presented net against the outstanding lines of credit balance on the Consolidated Statements of Assets and Liabilities.

Privacore PCAAM Alternative Income Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates on the Determination Date. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the date of the relevant transaction. The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from fluctuations in the fair value of investments. Such fluctuations are included within the net realized gain distributions from investments and the net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations. As of September 30, 2024, the Fund held no investments denominated in foreign currencies.

Realized Gains, Dividend and Interest Income on Fund Investments

Distributions received from private investment funds occur at irregular intervals and the exact timing of the distributions cannot be determined. The classification of distributions received in cash or in-kind, including return of capital, realized gains, interest income and dividend income, is based on information received from the investment manager of the private investment fund. Dividend income and interest income are recorded on a trade date and accrual basis.

Fund Expenses

The Fund bears all expenses incurred in the course of its operations including, but not limited to, the following: all fees and expenses of Portfolio Funds and other investments in which the Fund invests, including the underlying fees of the private investment funds (“Acquired Fund Fees”), management fees, incentive fees, fees and expenses associated with the credit facility, legal fees, administrator fees, audit and tax preparation fees, custodial fees, transfer agency fees, registration expenses, expenses of the Board and other administrative expenses. Certain of these operating expenses are subject to an expense limitation agreement (“Expense Limitation and Reimbursement Agreement” as further discussed in Note 4). Expenses are recorded on an accrual basis and allocated pro-rata to Shares based upon prior day net assets at each Determination Date. Class-specific expenses are allocated only to their respective share class (see Note 6). Closing costs associated with the purchase of private investment funds are included in the cost of the investment.

Federal Income Taxes

For U.S. federal income tax purposes, the Fund intends to elect to be treated, and intends to qualify annually, as a “RIC” under Subchapter M of the Code by distributing substantially all of its taxable net investment income and net realized capital gains to Shareholders each year and by meeting certain diversification and income requirements with respect to investments. If the Fund were to fail to meet the requirements to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions of earnings and profits would be taxable to Shareholders as ordinary income.

The Fund’s tax year is the 12-month period ending September 30. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2024, the 2024 tax year is subject to examination by the major tax jurisdictions under the statute of limitations.

Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes under U.S. GAAP. Differences may be permanent or temporary. Permanent differences, including book/tax differences relating to Shareholder distributions, are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations due to temporary book/tax differences. These amounts will be finalized before filing the Fund’s federal tax return.

Privacore PCAAM Alternative Income Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)
2. Summary of Significant Accounting Policies (continued)

Organizational and Offering Costs

Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, legal services in connection with the initial meeting of the Board. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement, the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Confidential Private Placement Memorandum, Statement of Additional Information (“SAI”) and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the organizational costs and offering costs as of the date of the accompanying financial statements are $240,989 and $183,276, respectively.

Organizational costs are expensed as incurred and are subject to recoupment by the Adviser in accordance with the Fund’s expense limitation agreement discussed in Note 4. Offering costs, which are also subject to the Fund’s expense limitation agreement discussed in Note 4, are treated as deferred charges and, upon Commencement of Operations, amortized over a 12-month period using the straight-line method.

Cash and Cash Equivalents

In order to maintain liquidity, the Fund holds cash, including amounts held in foreign currencies and in short-term interest-bearing deposit accounts with UMB Bank, n.a. (the “Custodian”). At times, those amounts may exceed any applicable federally insured limits. The Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts. Cash equivalents represent short-term investments in high quality money market instruments and money market mutual funds and are recorded at net asset value per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, with a low risk of loss and which generally have remaining maturities of one year or less. Such short-term investments may include U.S. Government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. Cash equivalents held by the Fund are disclosed under short-term investments on the Consolidated Schedule of Investments.

Shareholder Distributions

Distributions to shareholders are recorded on the record date. The amount to be paid out as a dividend is determined by the Board each quarter and is generally based upon estimated earnings and considers the level of undistributed taxable income carried forward from the prior year, if any, for distribution in the current year.

Recently Adopted Regulatory Matters

In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. In addition, the amendments in this ASU 2023-09 require that all entities disclose on an annual basis taxes paid disaggregated by; federal, state, foreign, and jurisdiction (when income taxes paid is equal to or greater than five percent of total income taxes paid). The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Retrospective application is permitted. Management is currently assessing the impact this standard will have on our consolidated financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the Fund.

Privacore PCAAM Alternative Income Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

3. Fair Value Measurements

U.S. GAAP, ASC 820, defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level 1 include listed equities, registered money market funds and short-term investment vehicles.

Level 2: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined using models or other valuation methodologies. The types of investments which would generally be included in Level 2 include corporate bonds and loans and less liquid and restricted equity securities.

Level 3: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level 3 are equity and/or debt securities issued by private entities.

In accordance with ASC 820, certain portfolio investments fair valued using net asset value (“NAV”) or adjusted NAV (or its equivalent), adjusted for cash flows, as a practical expedient are not included in the fair value hierarchy. As such, investments in private investment funds with a fair value of $8,000,000 are excluded from the fair value hierarchy as of September 30, 2024.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s investments classified by fair value hierarchy as of September 30, 2024:

	Level 1	Level 2	Level 3	Investments Valued at Practical Expedient*	Total
Private Investments	$—	$—	$—	$8,000,000	$8,000,000
Short-Term Investments	19,712,933	—	—	—	19,712,933
Total Investments	$19,712,933	$—	$—	$8,000,000	$27,712,933

*  Certain investments that are measured at fair value using the Fund’s pro rata NAV (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

Investment Category	Investment Strategy	Fair Value	Redemption Frequency	Notice Period (In Days)	Redemption Restriction Terms
Ares Strategic Income Fund	Private Debt	$8,000,000	Quarterly	Minus 20 days	Soft Lock of 1 year, with 2% lock

*  Individual portfolio funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most portfolio funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

Privacore PCAAM Alternative Income Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

4. Related Party Transactions

Investment Management Agreement and Sub-Advisory Agreement

In consideration of its services to the Fund, the Adviser is entitled to a management fee (“Management Fee”) equal to 1.25% on an annualized basis of the Fund’s daily net assets. The Management Fee is accrued daily and payable monthly in arrears. The Adviser pays the Sub-Adviser 55% of the net Management Fee. For the period July 29, 2024 through September 30, 2024, the Adviser earned $61,521 in Management Fees of which $0 was payable as of September 30, 2024. The Adviser has elected to voluntarily waive the Management Fee from inception through March 31, 2025.

Expense Limitation and Reimbursement Agreement

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the total annual expenses excluding Specified Expenses (as defined below) do not exceed, on an annualized basis, 1.60%, 1.00% and 0.75% of the net assets of Class S Shares, Class D Shares and Class I Shares, respectively, in the relevant period (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement has an initial term of one year, and will automatically renew thereafter for consecutive twelve-month terms, provided that such continuance is specifically approved at least annually by a majority of the Fund’s Board of Trustees. The Expense Limitation Agreement may be terminated by the Fund’s Board of Trustees upon thirty days’ written notice to the Adviser.

“Specified Expenses” that are not covered by the Expense Limitation Agreement include: (i) the Investment Management Fee; (ii) all fees and expenses of Fund Investments in which the Fund invests (including the underlying fees of the Portfolio Funds (the “Acquired Fund Fees and Expenses”)); (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of Fund Investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (vi) taxes; and (vii) Extraordinary Expenses.

For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit. Any recoupment would be limited to the lesser of (1) the expense limitation in effect at the time of waiver, or (2) the expense limitation in effect at the time of recoupment. For the period July 29, 2024 through September 30, 2024, the total amount of waived Advisory fees and absorbed other expenses was $530,596. The Adviser has voluntarily agreed to waive the Investment Management Fee of $61,521 and not to seek recoupment. As of September 30, 2024, the amount of these potentially recoverable expenses was $469,075.

5. Other Agreements

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent, and administrator pursuant to an administration agreement and a fund accounting agreement. UMB Bank n.a., an affiliate of UMBFS, serves as the Fund’s custodian pursuant to a custody agreement. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency, and custody services for the period July 29, 2024 through September 30, 2024, are reported on the Consolidated Statement of Operations.

PINE Advisor Solutions LLC provides Principal Finance Officer (“PFO”) and Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for PFO and CCO services for the period July 29, 2024 through September 30, 2024, are reported as Principal Financial and Chief Compliance Officer fees on the Consolidated Statement of Operations.

Privacore PCAAM Alternative Income Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

6. Distribution and Shareholder Servicing Plan

Janus Henderson Distributors US LLC, (the “Placement Agent”), and affiliate of the adviser, is the placement agent and principal underwriter of the Fund’s Shares. Pursuant to the Placement Agency Agreement, the Placement Agent acts as the agent of the Fund in connection with the continuous offering of Shares of the Fund.

The Fund has applied for exemptive relief from the SEC that would allow the Fund, subject to certain conditions, to adopt a Distribution and Service Plan with respect to Class S Shares and Class D Shares in compliance with Rule 12b-1 under the Investment Company Act. Under the Distribution and Service Plan, the Fund would be permitted to pay as compensation up to 0.85% on an annualized basis of the aggregate net assets of the Fund attributable to Class S Shares and up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Class D Shares (the “Distribution and Servicing Fee”) to the Fund’s Placement Agent or other qualified recipients under the Distribution and Service Plan. The Distribution and Servicing Fee would be paid out of the Fund’s assets and decrease the net profits or increase the net losses of the Fund. For purposes of determining the Distribution and Servicing Fee only, the value of the Fund’s assets would be calculated prior to any reduction for any fees and expenses, including, without limitation, the Distribution and Servicing Fee payable. Class I Shares are not subject to the Distribution and Servicing Fee. Class S Shares and Class D Shares will not be offered for sale until the Fund has received the requested exemptive relief from the SEC. Class S Shares and Class D Shares will not pay a Distribution and Servicing Fee until the Fund has received the requested exemptive relief from the SEC. There is no assurance that the Fund will be granted the exemptive relief it seeks.

7. Commitments and Contingencies

ASC 460-10, Guarantees — Overall, requires entities to provide disclosure and, in certain circumstances, recognition of guarantees and indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of indemnification arrangements. The Fund’s exposure under these arrangements, if any, cannot be quantified. However, the Fund has not had claims or losses pursuant to these indemnification arrangements and expects the potential for a material loss to be remote.

The Fund’s investment portfolio may contain debt investments that are in the form of revolving lines of credit and unfunded delayed draw commitments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. Unfunded portfolio company commitments and funded debt investments are presented on the Consolidated Schedule of Investments at fair value. Unrealized appreciation or depreciation, if any, is included in the Consolidated Statement of Assets and Liabilities and the change in unrealized appreciation or depreciation, if any, is included in net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations.

As of September 30, 2024, the Fund had the following outstanding commitments to investments:

Fund	Unfunded Commitment
FP Credit Partners III Aggregator, L.P.	$3,000,000.00
ASPF Beagle Co-Investments (Non-US), L.P.	$1,000,000.00
MSD Investment Corp.	$3,000,000.00
Total unfunded commitments	$7,000,000.00

Privacore PCAAM Alternative Income Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

8. Capital Share Transactions

The Fund’s Shares will generally be offered on each business day. The minimum initial investment in the Fund by any investor in Class I Shares is $1,000,000, the minimum initial investment for Class D Shares and Class S Shares is $25,000. However, the Fund reserves the right, in its sole discretion, to waive the minimum initial investment amounts for investments by current or retired officers and Trustees of the Fund and other funds managed by the Adviser, as well as their family members; current or retired officers, directors and employees of the Adviser and certain participating affiliated companies of the Adviser; the immediate family members of any such officer, Trustee or employee (including parents, spouses, children, fathers/mothers-in-law, daughters/sons-in-law, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. In addition, the minimum initial investment amounts may be reduced in the discretion of the Adviser based on consideration of various factors,including the investor’s overall relationship with the Adviser, the investor’s holdings in other funds affiliated with the Adviser, and such other matters as the Adviser may consider relevant at the time. The Fund, in the sole discretion of the Adviser, may also aggregate the accounts of clients of registered investment advisers and other financial intermediaries whose clients invest in the Fund for purposes of determining satisfaction of minimum investment amounts.

Class S Shares and Class D Shares in the Fund will be offered at their current net asset value less a maximum sales charge or placement fee of 3.50% and 1.50% of the subscription amount, respectively. The Fund may elect to reduce, otherwise modify or waive the sales charge with respect to any Shareholder.

The Fund provides a limited degree of liquidity to the Shareholders by conducting quarterly offers to repurchase its Shares at their NAV on the date on which the repurchase price for Shares is determined (the “Valuation Date”). Each repurchase offer will be for no less than 5% nor more than 25% of the Fund’s Shares outstanding. If the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund.

The following table summarizes the Capital Share transactions for the period July 29, 2024 through September 30, 2024:
	For the Period Ended September 30, 2024*
	Shares	Dollar Amounts
Class I
Proceeds from shares issued	2,800,000	$28,000,000
Net increase	2,800,000	$28,000,000

*  Commencement of operations on July 29, 2024.

9. Dividend Reinvestment Plan

Pursuant to the dividend reinvestment plan (the “Plan”) established by the Fund, each “Shareholder” will automatically be a participant, subject to the ability to “opt-out” of the Plan. A Shareholder wishing to receive cash must affirmatively elect to receive both income dividends and capital gain distributions, if any, in cash. A Shareholder holding Shares through an Intermediary may elect to receive cash by notifying the Intermediary (who should be directed to inform the Fund). A Shareholder is free to change this election at any time. However, a Shareholder must request to change its election no less than 60 days prior to the record date of the distribution for the change to be effective for such distribution. If the request is made within 60 days prior to the record date of the distribution, the change will not be effective for such distribution but will be effective as to subsequent distributions.

10. Investment Transactions

Total purchases of investments, excluding Short-Term Investments, for the period July 29, 2024 through September 30, 2024 amounted to $8,000,000. Total distribution proceeds from sale, redemption, or other disposition of investments, excluding Short-Term Investments, for the period July 29, 2024 through September 30, 2024 amounted to $0.

Privacore PCAAM Alternative Income Fund
Notes to Consolidated Financial Statements September 30, 2024 (Unaudited) (Continued)

11. Tax Information

The Fund has temporary differences primarily due to timing of the amortization of organizational and offering costs and differences between book and tax treatment of partnership and passive foreign investment company investments.

As of September 30, 2024, the Fund had no permanent book to tax differences.

As of September 30, 2024, the federal tax cost of investments and unrealized appreciation (depreciation) are as follows:

Tax cost of investments	$27,712,933

Gross unrealized appreciation	$—
Gross unrealized (depreciation)	(—)
Net unrealized appreciation/(depreciation) on investments	$—

In accounting for income taxes, the Fund follows the guidance in ASC Topic 740, Accounting for Uncertainty in Income Taxes (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management has concluded there were no uncertain tax positions as of June 30, 2024 for federal income tax purposes or in the Fund’s state and local tax jurisdictions. The Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as tax expense in the Consolidated Statement of Operations. For the period July 29, 2024 through September 30, 2024, the Fund did not incur any interest or penalties. The Fund did not have any unrecognized tax benefits as of September 30, 2024.

12. Risk Factors

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

13. Control Ownership

The beneficial ownership, either directly or indirectly, of more than twenty-five percent (25%) of the voting securities creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act. As of September 30, 2024, Janus Henderson Investor US LLC holds 100.0% of the outstanding Shares of the Fund. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by Shareholders of the Fund. A significant redemption by this shareholder could affect the Fund’s liquidity and the future viability of the Fund.

14. Subsequent Events

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. The Adviser has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s consolidated financial statements or the accompanying notes.

Privacore PCAAM Alternative Income Fund
Other Information September 30, 2024 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve-month period ending on June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at 1-888-442-4420 or (ii) by visiting the SEC’s website at www.sec.gov. The Fund’s commencement of operations was July 29, 2024 and as such the Fund does not have a filed Form N-PX as of the date of the financial statements dated September 30, 2024.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or by calling the Fund at 1-888-442-4420.

Board Considerations

At a meeting held on June 18, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Privacore PCAAM Alternative Income Fund (the “Trust”), including the Trustees of the Trust that are not “interested persons,” as defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, of the Trust (the “Independent Trustees”) voting separately, considered and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Fund and Privacore Capital Advisors, LLC (the “Adviser”) and the Investment Sub-Advisory Agreement by and among the Adviser, Partners Capital Investment Group, LLC (the “Sub-Adviser”) and the Fund (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”).

In advance of the Meeting, the Board (including the Independent Trustees) requested (in writing) detailed information from the Adviser and Sub-Adviser related to the Board’s consideration of the Agreements, and received and reviewed written responses from the Adviser and Sub-Adviser, as well as supporting materials relating to that request for information (the “15(c) Materials”). The 15(c) Materials included a copy of the draft Agreements, the Adviser’s and Sub-Adviser’s responses to the Board’s written requests, which included, among other things, comparative fee information, information regarding the Advisers and Sub-Adviser’s anticipated profitability, management and operations, and related exhibits. The Board also received and reviewed a memorandum from Independent Trustee Counsel regarding the Trustees’ duties in considering the approval of the Agreements, which Independent Trustee Counsel reviewed separately with the Independent Trustees in executive session.

The Board considered the following factors, among others, in considering the approval of the Advisory Agreement: (i) the investment experience of the Sub-Adviser and the Advisers’ experience as investment advisers, (ii) the nature, extent and quality of the services to be provided by the Advisers to the Fund, (iii) the experience and qualifications of the personnel that will provide such services (iv) the costs of the services provided and the anticipated profits to be realized by the Advisers from their relationship with the Fund, (v) the extent to which economies of scale could be realized by the Fund as it grows, and (vi) whether the Fund’s fee levels reflect the economies of scale to the benefit of the Fund’s shareholders. In particular, the Board considered the following, with each Trustee placing such weigh on the various factors as he or she deemed appropriate, and with no one factor deemed to be controlling:

Investment Performance, Fees and Expenses

The Board reviewed the Adviser’s rationale for launching the Fund, including the background of the Adviser’s personnel and the Sub-Adviser’s history and experience investing in asset classes similar to those in which the Fund will invest, the Adviser’s ability to support the growth of the Fund, the Adviser and Sub-Adviser’s abilities and the Adviser’s financial strength and ability to obtain initial seed for the Fund and to pay organizational and other expenses related to launching the Fund. The Board noted that the Fund was newly formed and therefore did not have a performance history of its own. The Board also considered the prior performance of the Sub-Adviser’s similarly managed investment strategies, recognizing that past performance does not indicate future returns, and taking into account the differences that would exist had those strategies been pursued in the context of a registered fund.

Privacore PCAAM Alternative Income Fund
Other Information September 30, 2024 (Unaudited) (Continued)

As to the comparative fee and expenses, the Trustees considered the management and the other fees to be paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group determined by an independent third-party firm that provides data services. The Board noted that management fee for the Fund was equal to the 50th percentile of the peer group, but below the average contractual fees of business development companies that also pursue a private credit investment strategy. The board also considered that the Fund’s effective management fee would be below the peer group average, and unlike many of its competitors, the Fund would not be charged a performance fee. The Board also noted that the Adviser was undertaking to waive fees on the Fund for a three-month ramp-up period, and had agreed to cap certain administrative expenses of the Fund.

Based on the foregoing information, and such additional factors as each Trustee may have viewed as probative, the Board, including the Independent Trustees, determined that the fees proposed to be charged were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Advisers, and the Fund’s anticipated complexity.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services to be provided by Advisers to the Trust, the Board considered that under the terms of the Agreements, the Advisers would, subject to the supervision of the Board, supervise and manage the investment and reinvestment of the Fund’s assets in accordance with the Fund’s investment policies and procedures, monitor the investment activities and portfolio holdings relating to the Fund, and perform other related functions in connection with managing the Fund’s operations. The Sub-Adviser provided information relating to its experience managing strategies similar to those of the Fund. The Board reviewed the experience of certain personnel the Advisers indicated would perform work on behalf of the Fund. Based on the foregoing information, and such additional factors as each Trustee may have viewed as probative, the Board, including the Independent Trustees, concluded that the Advisers were capable of providing quality services to the Fund.

Costs of the Services Provided and Profitability and Other Benefits

As to the cost of the services to be provided and to the anticipated profits to be realized by the Advisers, the Board reviewed the Adviser’s estimates of profitability and their financial condition. The Board reviewed Adviser’s financial statements and noted the stability of their financial conditions. The Board considered the anticipated losses to be borne by the Advisers, and noted the Advisers financial ability to sustain such losses until the Fund was able to gather assets sufficient to permit the Advisers to realize a profit on the management of the Fund.

The Board considered the fees to be paid to the Sub-Adviser and determined they were reasonable as compared to the fees charged to the Sub-Adviser’s other clients. Based on the foregoing information, and such additional factors as each Trustee may have viewed as probative, the Board, including the Independent Trustees, determined that the Agreements were within a reasonable range of anticipated profitability to the Advisers and the financial condition of the Advisers was adequate.

The Board considered the potential economies of scale that might be available to the Fund, noting in particular that, although economies of scale may occur in the future, such economies of scale were not in existence at the present time.

The Board also considered that the Sub-Adviser did not expect to engage in soft dollar transactions or other client commission arrangements.

The Board, having requested such information from the Advisers as it believed reasonably necessary to evaluate the terms of the Agreements, and having determined that the information provided by the Advisers was sufficiently responsive to their requests to permit consideration of the Agreements, and the Independent Trustees having been advised by Independent Trustee Counsel throughout the process and having met separately in executive session with Independent Trustee Counsel, determined, in the exercise of its business judgment, that approval of the Agreements for an initial two-year term was in the best interests of each of the Trust and its shareholders.

Adviser
Privacore Capital Advisors, LLC
1411 Broadway
New York, NY 10018

Sub-Adviser
Partners Capital Investment Group, LLP
600 Atlantic Avenue, 30th Floor
Boston, MA 02210

Custodian Bank
UMB Bank, n.a.
928 Grand Blvd
Kansas City, MO 64106

Fund Administrator, Transfer Agent, and Fund Accountant
UMB Fund Services
235 W. Galena Street
Milwaukee, Wisconsin 53212

Placement Agent
Janus Henderson Distributors US LLC
151 Detroit Street
Denver, CO 80206

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017

(b)    Not applicable.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1(a) of this Form.

(b)    Not applicable.

ITEM 7.    FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is included in Item 1(a) of this Form N-CSR.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)     Not applicable for semi-annual report.

(b)    Not applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

No purchases were made during the reporting period by or on behalf of the Fund or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the Fund’s equity securities that is registered by the Registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of trustees during the period covered by this report.

ITEM 16.  CONTROLS AND PROCEDURES.

(a)     The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)     Not applicable.

(b)    Not applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)     Not applicable.

(b)    Not applicable.

ITEM 19.  EXHIBITS.

(a)(1)     Not applicable for semi-annual report.

(a)(2)     Not applicable.

(a)(3)     Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)         Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Privacore PCAAM Alternative Income Fund
By (Signature and Title)*	/s/ William S. Cashel IV
William S. Cashel IV, President
(Principal Executive Officer)
Date	December 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William S. Cashel IV
William S. Cashel IV, President
(Principal Executive Officer)
Date	December 5, 2024
By (Signature and Title)*	/s/ Peter Sattelmair
Peter Sattelmair, Treasurer
(Principal Financial Officer)
Date	December 5, 2024

____________

*        Print the name and title of each signing officer under his or her signature.